Acquisitions and disposals- Divestures (Details) £ in Millions, $ in Millions					6 Months Ended
	Jun. 10, 2021	Feb. 26, 2021 GBP (£)	Feb. 26, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Bakken onshore unconventional field [member]
Divestments [Line Items]
Proceeds from divesture/sale					$ 819
Dogger Bank Farm A and B [member]
Divestments [Line Items]
Ownership interest in joint venture		40.00%	40.00%
Dogger Bank Farm A and B [member] | REN (member)
Divestments [Line Items]
Proportion of ownership interest divested		10.00%	10.00%
Proceeds from divesture/sale		£ 206.4	$ 285
Gain (loss ) on disposal of assets or discontinued operations		£ 202.8	$ 280
Dogger Bank Farm A and B [member] | SSE Renewables [Member]
Divestments [Line Items]
Ownership interest in joint venture		40.00%	40.00%
Dogger Bank Farm A and B [member] | Eni [Member]
Divestments [Line Items]
Ownership interest in joint venture		20.00%	20.00%
Empire Wind and Beacon Wind assets on the US east coast [Member]
Divestments [Line Items]
Proportion of ownership interest divested				50.00%
Proceeds from divesture/sale				$ 1,200
Proportion of voting rights held in joint operation				50.00%
Prepaid						$ 500
Empire Wind and Beacon Wind assets on the US east coast [Member] | REN (member)
Divestments [Line Items]
Gain (loss ) on disposal of assets or discontinued operations				$ 1,100
Equinor Refining Denmark A/S (ERD) [member]
Divestments [Line Items]
Proportion of ownership interest held for sale	100.00%